Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (521,870)	$ (340,151)	$ (460,661)	$ (660,486)
Adjustment to reconcile net loss to net cash used in in operations:
Amortization	150	150	200	200
Impairment expense			14,320
Stock based compensation	1,111,360	62,356	80,736	214,365
Increase (decrease) in operating liabilities:
Accounts payable	450	(2,101)	(2,437)	(10,428)
Deposits	170,012
Accrued interest	8,823	7,752	10,646	7,111
Accrued expenses, related parties	(802,846)	189,000	252,000	252,000
Net Cash used in operating activities	(33,921)	(82,994)	(105,196)	(197,240)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment made for patent		(3,665)	(3,665)	(10,655)
Net cash used in Investing Activities		(3,665)	(3,665)	(10,655)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shareholder loans	29,500	81,500	97,000	216,500
Principal payments on shareholder loans	(40,000)
Proceeds from sale of stock	80,000
Net Cash provided by financing activities	69,500	81,500	97,000	216,500
Net increase in cash	35,579	(5,159)	(11,861)	8,605
Cash Beginning of period	961	12,822	12,822	4,217
Cash End of period	36,540	7,663	961	12,822
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes